Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-268366
Entity Registrant Name	ANGKASA-X HOLDINGS CORP.
Entity Central Index Key	0001903709
Entity Address, Address Line One	11-06, Tower A, Ave 3
Entity Address, Address Line Two	Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200